Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The Company elected to be taxed as a REIT under the Internal Revenue Code, commencing with its taxable year ended December 31, 1997.  To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including a requirement that it currently distribute at least 90% of its adjusted taxable income to its stockholders.  It is management's current intention to adhere to these requirements and maintain the Company's REIT status, and the Company was in compliance with all REIT requirements at December 31, 2012.  As a REIT, the Company generally will not be subject to corporate level federal income tax on taxable income it distributes currently to its stockholders.  If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years.  Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income and property, and to federal income and excise taxes on its undistributed taxable income. In addition, taxable income from non-REIT activities managed through TRSs is subject to federal, state and local income taxes.

In January 1998, the Company completed its reorganization into an UPREIT structure under which substantially all of the Company's real estate assets are owned by an operating partnership, Parkway Properties LP.  Presently, substantially all interests in the Operating Partnership are owned by the Company and a wholly-owned subsidiary.  At December 31, 2012, the Company had estimated net operating loss ("NOL") carry forwards for federal income tax purposes of $160.7 million which expire at various dates beginning in 2018 through 2032. The utilization of these NOLs can cause the Company to incur a small alternative minimum tax liability.

The Company's income differs for income tax and financial reporting purposes principally because real estate owned has a different basis for tax and financial reporting purposes, producing different gains upon disposition and different amounts of annual depreciation.

The following reconciles GAAP net loss to taxable income (loss) for the years ending December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
	Estimate	Actual	Actual
GAAP net loss	$(39,395)	$(126,903)	$(2,618)
Less: Taxable REIT subsidiary GAAP net income (loss)	46,765	(9,248)	—
GAAP net income (loss) from REIT operations (1)	7,370	(136,151)	(2,618)
GAAP to tax adjustments:
Depreciation and amortization	11,035	13,969	12,784
Gains and losses from capital transactions	(109,444)	53,699	(108)
Share-based compensation expense	420	1,341	1,319
Deferred compensation distributions	(224)	(1,902)	(687)
Amortization of mortgage loan discount	30	(335)	(772)
Allowance for doubtful accounts	(792)	(761)	282
Vesting of restricted shares and dividends	(274)	(1,175)	(4,521)
Deferred revenue	(578)	(2,525)	3,242
Capitalizable acquisition costs	2,078	11,213	240
Straight line rent	(2,815)	(2,169)	(142)
Interest expense	—	2,338	—
Nontaxable dividend income	(3,346)	(1,986)	—
Other differences	215	192	(19)
Taxable income (loss) before adjustments	(96,325)	(64,252)	9,000
Less: NOL carry forward	—	—	—
Adjusted taxable income subject to 90% dividend requirement	$—	$—	$9,000

(1)	GAAP net income (loss) from REIT operations is net of amounts attributable to noncontrolling interests.
The Company has elected to treat certain consolidated subsidiaries as taxable REIT subsidiaries, which are tax paying entities for income tax purposes and are taxed separately from the Company.  Taxable REIT subsidiaries may participate in non-real estate related activities and/or perform non-customary services for tenants and are subject to federal and state income tax at regular corporate tax rates.  On May 18, 2011, in connection with the combination of the Eola management company, the Company contributed the management company to a TRS wholly owned by the operating partnership.

In connection with the purchase accounting for the management company, the Company recorded an initial deferred tax liability of $14.8 million representing differences between the tax basis and GAAP basis of the acquired assets and liabilities (primarily related to the management company contracts) multiplied by the effective tax rate.  The Company was required to record these deferred tax liabilities as a result of the Management Company becoming a C corporation at the time it was acquired. The Company's net deferred tax liabilities as of December 31, 2012 and 2011 were $2.0 million and $14.3 million, respectively.

The components of income tax expense (benefit) for the years ended December 31, 2012, 2011, and 2010 are as follows (in thousands):

	Year Ended December 31
	2012	2011	2010
Current:	Estimate	Actual	Actual
Federal	$914	$420	$1
State	202	66	1
Total Current	1,116	486	2
Deferred:
Federal	(722)	(363)	—
State	(133)	(67)	—
Total Deferred	(855)	(430)	—
Total income tax expense	$261	$56	$2

In addition to the tax expense (benefit) represented above, the Company incurred an additional tax benefit of $11.4 million associated with the non-cash impairment loss on management contracts and goodwill.  This additional tax benefit is classified as part of the impairment loss on management contracts and goodwill on the Company's Consolidated Statements of Operations and Comprehensive Loss. The income tax expense (benefit) for the years ended December 31, 2012, 2011, and 2010 is all from continuing operations.

Consolidated income (loss) subject to tax consists of pretax income or loss of taxable REIT subsidiaries.  For the year ended December 31, 2012, the Company had consolidated losses subject to tax of $41.8 million and during the year ended December 31, 2011, the Company had consolidated income subject to tax of $12.5 million.  The reconciliation of income tax attributable to continuing operations computed at the U.S. statutory rate to income tax benefit is shown below (in thousands):

	2012		2011
	Amount	Percentage	Amount	Percentage
Tax at U.S. statutory rates on consolidated income(loss) subject to tax	$150	34.0%	$4,268	34.0%
State income tax, net of federal tax benefit	40	9.0%	—	—%
Effect of permanent differences	37	8.5%	(3,310)	-26.3%
Excess tax basis of capitalizable transaction costs	—	—%	(902)	-7.2%
Other	34	7.4%	—	—%
Total income tax expense (benefit)	$261	58.9%	$56	0.5%

The Company accounts for uncertainties in income tax law in accordance with FASB ASC Topic 740.  Under FASB ASC Topic 740, tax positions shall initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities.  Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.  The Company believes that it has appropriate support for the income tax positions taken and to be taken on its tax returns and that its accruals for tax liabilities are adequate for all open tax years based on an assessment of many factors including past experience and interpretations of tax laws applied to the facts of each matter. Federal and state tax returns are open from 2008 and forward for the Company and open from 2011 and forward for the taxable REIT subsidiary formed as a result of the combination with Eola.

The following reconciles cash dividends paid with the dividends paid deduction for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
	Estimate	Actual	Actual
Cash dividends paid	$26,306	$16,472	$13,197
Less: Dividends on deferred compensation plan shares	(3)	(3)	(17)
Less: Dividends absorbed by current earnings and profits	—	—	(4,035)
Less: Return of capital	(26,303)	(16,469)	(145)
Dividends paid deduction	$—	$—	$9,000

The following characterizes distributions paid per common share for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Ordinary income	$0.000	0.0%	$0.00	0.0%	$0.23	76.7%
Unrecaptured Section 1250 gain	0.000	0.0%	0.00	0.0%	0.06	20.0%
Return of capital	0.375	100.0%	0.30	100.0%	0.01	3.3%
	$0.375	100.0%	$0.30	100.0%	$0.30	100.0%